united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Ste 100, Elkhorn, Nebraska 68022 _______

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2634

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund

Spectrum Advisors Preferred Fund

Semi-Annual Report

March 31, 2021

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.

Member FINRA

May 26, 2021

Dear Shareholders:

This semi-annual report for the Spectrum Funds focuses on the period from October 1, 2020 –March 31, 2021. The Spectrum Low Volatility Fund, a non-traditional bond fund, seeks total return with lower downside volatility and risk compared to major stock market indices. The Fund returned 7.71% for the six-month period; the Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Total Return Index, returned 4.45% for the same period. The Fund’s secondary benchmark, a customized index composed of a 50% weighting of the Barclays U.S. High Yield Very Liquid Total Return Index and a 50% weighting of the S&P Leveraged Loan 100 Total Return Index, rose by 5.52% for the six months.

As October began, economically sensitive bond classes such as high yield, emerging market and convertibles moved higher as investors looked with optimism for another stimulus package. Despite surges in COVID-19 cases in the US and Europe, interest sensitive bonds such as treasuries and higher rated corporate bonds were not sought after as a safe haven. The Fund’s Sub-advisor increased exposure to high yield early in the month as technical signs of improved momentum were detected, but paired back exposure later in the month as the asset class failed to gain traction. Positions were also added in floating rate investments. Investments remained steady in mortgage-backed bonds which were positive contributors to performance. A rocky October transitioned into a strong November. Exposure to credit within the Fund was rapidly increased, as were positions within the emerging market bond category. High yield municipal bonds were added to the portfolio as tax and stimulus expectations became clearer and more favorable. Allocations to preferred stock were added as well, as the outlook held for low interest rates. December continued to move higher to close out a tumultuous year. Market participants remained positioned for potential volatility, utilizing credit assets for yield and as a safe haven from possible equity swings. The Sub-advisor increased allocations to high yield bonds in the Fund mid-month, rounding out the portfolio almost equally across sectors.

After investor enthusiasm for risk-on assets in the final quarter of 2020, January opened with less fanfare. As interest rate risk began to rise early in the month, exposure to high yield bonds was reduced. Given the potential for credit risk and stimulus effects on rates, the Sub-advisor increased senior loan exposure within the Fund to mitigate duration risk. Mortgage-backed assets continued to be insulated from outside risk factors and were added to the portfolio throughout the month as well. Bond returns were modest for the month as rising interest rates took center stage. Duration was a strong theme throughout the month as yield spreads tightened. Positions within longer duration products, such as high yield, were diminished throughout February, and replaced with shorter duration bonds such as senior loans that have a floating rate coupon. Municipal bonds, which had been a very strong asset class for the previous few months, began to get overheated mid-month, and the Sub-advisor reduced exposure to that class as well. Rising rates and heightened inflation fears continued to dominate headlines in March, keeping returns within high yield bonds and senior loans muted. Duration was another dominant theme as treasury yields pushed out to pre-pandemic highs. Municipal bonds continued to struggle in sympathy with treasuries, and exposure was hedged or removed early on, with small, opportunistic trades being made late in the month as it appeared a floor had been found. Likewise, exposure to longer duration credit, such as high yield, was added back in as treasuries began to stabilize. While rising rates may be a longer-term concern, fundamentally, high yield can do quite well when rates rise as this tends to coincide with a stronger economy. The Sub-advisor used total return swaps on mutual funds and credit default swaps to execute a portion of its strategy during the period.

The Spectrum Advisors Preferred Fund returned 28.91% for the six months ending March 31, 2021. The Fund’s benchmark, the S&P 500 Total Return Index, returned 19.07% for the period. A customized benchmark comprised of a 60% weighting of the NYSE Composite Index and a 40% weighting of the Bloomberg Barclays U.S. Aggregate Bond Index returned 13.05% for the period. The Fund is designed to provide lower volatility equity exposure.

The Fund began the period positioned to benefit from positive momentum. Fund performance initially was strong, and, given the technical backdrop of a major equity uptrend, only modest defensive measures were taken when market momentum eased. While this led to a giveback of the early month gains, the Fund outperformed its relative benchmarks. Equity markets performed extremely well in November with the S&P 500 Index of large cap stocks having its best monthly return since the sharp rebound in April 2020. Small cap stocks, as measured by the Russell 2000 Index, performed even better than its April return and better than the S&P 500 Index. As the stock market tested its September lows, technical buying support was detected and positions were added that allowed the Fund to take advantage of the November rebound. Equity markets rallied in December, led by small caps as measured by the Russell 2000 Index. The Sub-advisor made several tactical adjustments to the Fund’s portfolio, but overall, was in a bullish stance. Large caps, mostly technology, and small caps were primary contributors to performance.

Equity markets started the year with strong momentum. Large-caps performed well early on, but mid and small cap styles led the way. By mid-month, technical extremes were visible and equities pulled back to wring out some of the excess. With overall trends being favorable, the Fund generally maintained what would be considered a bullish stance. On several occasions during January, exposure was reduced though very briefly, followed by rapidly adding positions to take advantage of short-term opportunities.

Investors drove equity markets higher early in February, led by small caps. The new 52-week highs by the S&P 500 Index, NASDAQ and small cap Russell 2000 were short-lived as the breakout failed to hold, forming what chartist call a “Bull Trap”. This led to a mild pullback in equities during the second half of the month though major uptrends were still visible. The Fund reduced positions modestly somewhat early in the month as momentum turned less favorable. In March, as optimism for a return to normalcy took hold, questions emerged such as if the Fed will raise interest rates sooner than originally expected; and if inflation, already seen in some commodities, will become more widespread. Despite the jagged path, the S&P500 index led the way in the major indexes with the small cap Russell 2000 and tech heavy NASDAQ posting only modest gains. The Fund made several sharp exposure adjustments as momentum ebbed and flowed. Throughout the period, the Sub-advisor used futures and total return swaps on equities to execute a portion of its strategy during the period.

Thank you for your investment in the Funds. Please visit the website www.thespectrumfunds.com at any time for information regarding the Funds.

Spectrum Financial, Inc.	Advisors Preferred, LLC

Sub-advisor to the Funds	Advisor to the Funds

Spectrum Low Volatility Fund

Portfolio Review (Unaudited)

March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, as compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Since Inception **
Spectrum Low Volatility Fund - Investor Class	7.71%	23.50%	10.53%	8.22%
S&P/LSTA Leveraged Loan 100 Index ***	4.45%	15.28%	5.01%	3.54%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2021 is 3.02% for the Investor Class. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013.

***	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leverage loan market. Investors cannot directly invest in an index.

Portfolio Composition as of March 31, 2021 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
Short-term Investments	51.3%
Mutual Funds:
Debtl Funds	38.2%
Municipal Fund	4.9%
Other Assets Less Liabilities	5.6%
100.0%

*	The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Advisors Preferred Fund

Portfolio Review (Unaudited)

March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, as compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception **
Spectrum Advisors Preferred Fund - Investor Class	28.91%	58.49%	15.60%	12.04%
S&P 500 Total Return Index ***	19.07%	56.35%	16.29%	13.68%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Advisors Preferred Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 2.35%, as per the February 1, 2021 Investor Class prospectus. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is June 1, 2015.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of all dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2021 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
Short-term Investments	50.8%
Exchange Traded Funds:
Debt Fund	15.8%
Equity Fund	7.9%
Municipal Fund	8.1%
Mutual Fund	8.0%
Other Assets Less Liabilities	9.4%
100.0%

*	The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
March 31, 2021

Shares		Value
	MUTUAL FUNDS - 43.07%
	DEBT FUNDS - 38.15%
3,649,438	AlphaCentric Income Opportunities Fund - Class I	$42,005,032
2,004,980	Axonic Strategic Income Fund - Class I	19,909,455
3,670,009	Braddock Multi-Strategy Income Fund - Institutional Class	26,570,983
3,312,108	Columbia Mortgage Opportunities Fund - Class I3	36,134,748
2,065,216	DoubleLine Flexible Income Fund - Class I	19,929,333
2,047,949	Semper MBS Total Return Fund - Institutional Class	19,189,279
	TOTAL DEBT FUNDS (Cost - $151,691,645)	163,738,830

	MUNICIPAL FUND - 4.92%
1,792,279	BlackRock Strategic Municipal Opportunities Fund- Class K	21,113,048
	TOTAL MUNICIPAL FUND (Cost - $21,059,340)

	TOTAL MUTUAL FUNDS (Cost - $172,750,985)	184,851,878

	SHORT-TERM INVESTMENTS - 51.27%
	MONEY MARKET FUND - 51.27%
220,080,646	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.01% (a)	220,080,646
	TOTAL SHORT-TERM INVESTMENTS (Cost - $220,080,646)

	TOTAL INVESTMENTS - 94.34% (Cost - $392,831,631)	$404,932,524
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.66%	24,304,145
	NET ASSETS - 100.0%	$429,236,669

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

TOTAL RETURN SWAPS

		Notional Value at		Termination		Unrealized
Number of Shares	Reference Entity	March 31, 2021	Interest Rate Payable (1)	Date	Counterparty	Appreciation
1,187,808	AlphaCentric Income Opportunities Fund	$13,671,666	3-Mth USD_LIBOR plus 185 bp	6/30/2022	BRC	$—
1,606,805	BlackRock Income Fund	16,999,997	3-Mth USD_LIBOR plus 150 bp	6/30/2022	BRC	—
8,555,237	Credit Suisse Floating Rate High Income Fund	82,044,723	3-Mth USD_LIBOR plus 185 bp	6/30/2022	BRC	—
5,083,908	Eaton Vance Floating-Rate Advantaged Fund	53,381,034	3-Mth USD_LIBOR plus 150 bp	6/30/2022	BRC	—
909,843	Guggenheim Floating Rate Strategies Fund	22,645,992	3-Mth USD_LIBOR plus 185 bp	6/30/2022	BRC	—
5,523,244	Invesco Senior Floating Rate Fund	37,999,919	3-Mth USD_LIBOR plus 150 bp	6/30/2022	BRC	—
164,600	iShares iBoxx $ Investment Grade Bond ETF	63,646,470	1-Mth USD_LIBOR plus 0 bp	5/20/2021	CS	47,207
489,400	iShares iBoxx High Yield Bond ETF	14,349,828	1-Mth USD_LIBOR plus 35 bp	5/20/2021	CS	135,805
715,500	iShares Preferred & Income Securities ETF	27,475,200	1-Mth USD_LIBOR plus 35 bp	5/20/2021	CS	165,815
2,359,284	Osterweis Strategic Income Fund	26,825,059	3-Mth USD_LIBOR plus 150 bp	6/30/2022	BRC	—
1,051,696	PIMCO Dynamic Bond Fund	11,400,384	3-Mth USD_LIBOR plus 185 bp	6/30/2022	BRC	—
1,988,906	PIMCO Income Fund	23,807,205	3-Mth USD_LIBOR plus 185 bp	6/30/2022	BRC	—
4,008,319	PIMCO Low Duration Income Institutional Fund	34,752,126	3-Mth USD_LIBOR plus 150 bp	6/30/2022	BRC	—
						$348,827

BRC - Barclays Capital Inc.

CS - Credit Suisse Securities (Europe) Limited

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)

						Upfront
		Termination	Interest Rate			Premiums	Unrealized
Reference Entity	Counterparty	Date	Payable (4)	Notional Value at March 31, 2021	Fair Value	Paid	Appreciation
CDX North American High Yield Series 35 v1	CS	12/20/2025	500 bps	$42,100,000	$3,899,629	$3,538,871	$360,758

CS - Credit Suisse Securities (USA) LLC

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S35.

(4)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Portfolio of Investments (Unaudited)
March 31, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 31.80%
	DEBT FUND - 15.84%
17,000	iShares iBoxx High Yield Corporate Bond ETF	$1,482,060
17,700	SPDR Bloomberg Barclays Convertible Securities ETF	1,493,349
		2,975,409
	EQUITY FUND - 7.89%
38,600	iShares Preferred & Income Securities ETF	1,482,240

	MUNlCIPAL FUND - 8.07%
24,400	VanEck Vectors High Yield Muni ETF	1,516,460

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,929,031)	5,974,109

	MUTUAL FUND - 7.98%
	DEBT FUND - 7.98%
206,964	Braddock Multi-Strategy Income Fund - Institutional Class	1,498,425
	TOTAL MUTUAL FUND (Cost - $1,255,078)

	SHORT-TERM INVESTMENTS - 50.77%
	MONEY MARKET FUNDS - 50.77%
4,767,740	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.01% (a)	4,767,740
4,767,740	First American Government Obligations Fund - Class Z - 0.03% (a)	4,767,740
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,535,480)	9,535,480

	TOTAL INVESTMENTS - 90.55% (Cost - $16,719,589)	$17,008,014
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.45%	1,775,151
	NET ASSETS - 100.0%	$18,783,165

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

OPEN FUTURES CONTRACTS

Number of			Notional Value at	Unrealized
Contracts	Open Long Futures Contracts	Expiration	March 31, 2021	Appreciation
29	NASDAQ 100 E-Mini Index	Jun-21	$7,591,620	$121,089
58	Russell 2000 Index E-Mini	Jun-21	6,445,250	20,425
24	S&P 500 Index E-Mini	Jun-21	4,760,880	7,680
	TOTAL FUTURES CONTRACTS			$149,194

TOTAL RETURN SWAPS

						Unrealized
Number of		Notional Value at		Termination		Appreciation
Shares	Reference Entity	March 31, 2021	Interest Rate Payable (i)	Date	Counterparty	(Depreciation)
3,962	Analog Devices, Inc.	$614,427	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	$(1,762)
4,827	Applied Material, Inc.	644,887	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	31,494
1,813	Ansys, Inc.	615,622	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	(605)
1,290	Broadcom, Inc.	598,121	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	(16,322)
1,788	Cintas Corp.	610,262	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	(6,477)
1,645	Intuit Corp.	630,134	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	14,348
1,946	KLA Corp.	642,959	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	28,027
4,026	Microchip Techcnology, Inc.	624,916	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	7,938
6,693	Maxim Integrated Products, Inc.	611,540	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	(5,894)
3,124	NXP Semiconductors NV	628,986	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	15,449
3,419	Skyworks Solutions, Inc.	627,318	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	11,855
3,299	Texas Instruments, Inc.	623,478	1-Mth USD_LIBOR plus 35 bp	2/16/2022	CS	8,020
						$86,071

CS - Credit Suisse Securities (Europe) Limited

LIBOR - London Interbank Offered Rate

(i)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2021

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
ASSETS
Investment securities:
At cost	$392,831,631	$16,719,589
At value	$404,932,524	$17,008,014
Segregated cash - Collateral for swaps	13,970,117	2,060,000
Premiums paid for swaps	3,538,871	—
Receivable for swaps	1,842,473	—
Deposit with broker for swaps	5,231,090	—
Unrealized appreciation on swaps	709,585	117,131
Deposit with broker for futures	599,995	960,307
Receivable for Fund shares sold	164,080	—
Dividend and interest receivable	62,204	160
Unrealized appreciation on futures	—	149,194
Prepaid expenses	—	22,132
TOTAL ASSETS	431,050,939	20,316,938

LIABILITIES
Payable for investments purchased	—	1,478,808
Payable for swaps	937,364	—
Investment advisory fees payable	768,839	23,008
Payable for Fund shares redeemed	70,796	—
Accrued expenses	24,877	—
Unrealized depreciation on swaps	—	31,060
Shareholder servicing fees payable	12,394	897
TOTAL LIABILITIES	1,814,270	1,533,773
NET ASSETS	$429,236,669	$18,783,165

NET ASSET VALUE
Net Assets	$429,236,669	$18,783,165
Shares of beneficial interest outstanding	16,815,830	633,331
Net Asset Value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$25.53	$29.66

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$404,569,101	$14,571,426
Accumulated distributable earnings	24,667,568	4,211,739
NET ASSETS	$429,236,669	$18,783,165

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2021

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
INVESTMENT INCOME
Dividends	$4,583,230	$94,906
Interest	6,149	664
TOTAL INVESTMENT INCOME	4,589,379	95,570

EXPENSES
Investment advisory fees	3,611,746	128,841
Shareholder servicing fees	50,397	2,577
Administration expenses (Note 5)	401,897	20,327
Miscellaneous expenses	7,429	6,152
TOTAL EXPENSES	4,071,469	157,897

NET INVESTMENT INCOME/(LOSS)	517,910	(62,327)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,743,175	(109,485)
Swaps	9,995,002	1,596,974
Futures	(517,754)	2,745,905
TOTAL NET REALIZED GAIN	12,220,423	4,233,394

Net change in unrealized appreciation (depreciation) on:
Investments	7,351,601	111,524
Swaps	1,311,619	(153,542)
Futures	—	(86,024)
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	8,663,220	(128,042)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,883,643	4,105,352

NET INCREASE IN NET ASSETS FROM OPERATIONS	$21,401,553	$4,043,025

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
INCREASE (DECREASE) IN NET ASSETS	(Unaudited)
FROM OPERATIONS
Net investment income	$517,910	$159,372
Net realized gain from security transactions, swaps, and futures contracts	12,220,423	13,764,132
Net change in unrealized appreciation of investments, swaps and futures contracts	8,663,220	4,114,324
Net increase in net assets resulting from operations	21,401,553	18,037,828

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(12,120,857)	(3,280,545)
Net decrease in net assets from distributions to shareholders	(12,120,857)	(3,280,545)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	208,523,995	174,401,309
Net asset value of shares issued in reinvestment of distributions	10,997,827	3,038,916
Payments for shares redeemed	(38,958,540)	(35,000,238)
Net increase in net assets from shares of beneficial interest	180,563,282	142,439,987

TOTAL INCREASE IN NET ASSETS	189,843,978	157,197,270

NET ASSETS
Beginning of Period	239,392,691	82,195,421
End of Period	$429,236,669	$239,392,691

SHARE ACTIVITY
Shares Sold	8,246,538	7,239,131
Shares Reinvested	446,452	143,571
Shares Redeemed	(1,534,976)	(1,508,837)
Net increase in shares of beneficial interest outstanding	7,158,014	5,873,865

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
INCREASE (DECREASE) IN NET ASSETS	(Unaudited)
FROM OPERATIONS
Net investment loss	$(62,327)	$(47,568)
Net realized gain from security transactions, swaps and futures contracts	4,233,394	2,624,659
Distibutions from underlying investment companies	—	97,201
Net change in unrealized depreciation of investments, swaps and futures contracts	(128,042)	(812,054)
Net increase in net assets resulting from operations	4,043,025	1,862,238

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,572,367)	(83,676)
Net decrease in net assets from distributions to shareholders	(2,572,367)	(83,676)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,802,358	2,331,410
Net asset value of shares issued in reinvestment of distributions	2,565,864	83,624
Payments for shares redeemed	(1,393,525)	(3,537,769)
Net increase (decrease) in net assets from shares of beneficial interest	3,974,697	(1,122,735)

TOTAL INCREASE IN NET ASSETS	5,445,355	655,827

NET ASSETS
Beginning of Period	13,337,810	12,681,983
End of Period	$18,783,165	$13,337,810

SHARE ACTIVITY
Shares Sold	94,041	93,280
Shares Reinvested	99,068	3,591
Shares Redeemed	(47,786)	(145,399)
Net increase (decrease) in shares of beneficial interest outstanding	145,323	(48,528)

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2021		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net asset value, beginning of period	$24.79		$21.72	$21.35	$22.58	$22.16	$19.88
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.03	0.02	0.02	(0.04)	(0.06)
Net realized and unrealized gain on investments,
swaps and futures contracts	1.83		3.89	1.04	0.21	2.35	2.62
Total from investment operations	1.87		3.92	1.06	0.23	2.31	2.56
Less distributions from:
Net investment income	(0.18)		(0.52)	(0.69)	(1.01)	(1.39)	(0.28)
Net realized gains	(0.95)		(0.33)	—	(0.45)	(0.50)	—
Total distributions	(1.13)		(0.85)	(0.69)	(1.46)	(1.89)	(0.28)
Net asset value, end of period	$25.53		$24.79	$21.72	$21.35	$22.58	$22.16
Total return (2)	7.71	% (5)	18.76%	5.12%	1.06%	11.32%	13.04%
Net assets, end of period (000s)	$429,237		$239,393	$82,195	$66,725	$65,313	$34,875
Ratio of expenses to average net assets,
net of fee waivers (3)	2.42	% (6)	2.51%	2.53%	2.53%	2.54%	2.55%
before fee waivers (3)	2.42	% (6)	2.51%	2.53%	2.53%	2.54%	2.57%
Ratio of net investment income (loss) to average net assets (3,4)	0.31	% (6)	0.14%	0.08%	0.10%	(0.20)%	(0.24)%
Portfolio Turnover Rate	106	% (5)	389%	675%	438%	319%	649%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2021		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net asset value, beginning of period	$27.33		$23.64	$23.83	$21.95	$19.46	$18.61
Activity from investment operations:
Net investment income (loss) (1)	(0.11)		(0.09)	0.02	(0.15)	0.09	(0.12)
Net realized and unrealized gain (loss) on investments, swaps and future contracts	7.30		3.95	0.60	2.93	2.51	1.10
Total from investment operations	7.19		3.86	0.62	2.78	2.60	0.98
Less distributions from:
Net investment income	(0.25)		(0.17)	(0.18)	(0.29)	(0.11)	(0.13)
Net realized gains	(4.61)		—	(0.45)	(0.61)	—	—
Return of capital	—		—	(0.18)	—	—	—
Total distributions	(4.86)		(0.17)	(0.81)	(0.90)	(0.11)	(0.13)
Net asset value, end of period	$29.66		$27.33	$23.64	$23.83	$21.95	$19.46
Total return (2)	28.91	% (5)	16.46%	2.89%	13.07%	13.39%	5.31%
Net assets, end of period (000s)	$18,783		$13,338	$12,682	$11,427	$7,350	$4,321
Ratio of expenses to average net assets (3)	1.84	% (6)	1.89%	1.83%	1.81%	1.86%	1.95%
Ratio of net investment income (loss) to average net assets (3,4)	(0.73	)% (6)	(0.36)%	0.08%	(0.65)%	0.45%	(0.66)%
Portfolio Turnover Rate	784	% (5)	831%	360%	269%	260%	228%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2021

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”) and Spectrum Advisors Preferred Fund (the “Advisors Preferred Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Advisors Preferred Fund seeks long term capital appreciation. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund also offers Advisor Class shares, but as of the date of this report none have been issued. The Low Volatility Fund commenced operations on December 16, 2013 and the Advisors Preferred Fund commenced operations on June 1, 2015. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the last bid and offer price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2021 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$184,851,878	$—	$—	$184,851,878
Short-term Investments	220,080,646	—	—	220,080,646
Derivatives
Swaps	—	709,585	—	709,585
Total Assets	$404,932,524	$709,585	$—	$405,642,109

Spectrum Advisors Preferred Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,974,109	$—	$—	$5,974,109
Mutual Fund	1,498,425	—	—	1,498,425
Short-term Investments	9,535,480	—	—	9,535,480
Derivatives
Futures Contracts	149,194	—	—	149,194
Swaps	—	117,131	—	117,131
Total Assets	$17,157,208	$117,131	$—	$17,274,339
Liabilities*
Derivatives
Swaps	$—	$(31,060)	$—	$(31,060)
Total Liabilities	$—	$(31,060)	$—	$(31,060)

*	Refer to the Portfolios of Investments for sector classifications.

The Funds did not hold any Level 3 securities during the current period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2018 – 2020 or expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $238,331,471 and $184,916,434 for the Low Volatility Fund and $44,493,051 and $43,034,247 for the Advisors Preferred Fund.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a gross asset or liability equal to the unrealized gain/(loss) for futures and gross asset or liability equal to unrealized gain/(loss) for swap contracts. During the six months ended March 31, 2021, the Funds were subject to a master netting arrangement for the swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2021.

Spectrum Low Volatility Fund

Assets:
Gross Amounts Not Offset in the
Statements of Assets &
Liabilities
	Gross Amount	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented		Cash
	Statements of	Statements of	in the Statements of	Financial	Collateral
Description	Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$709,585	$—	$709,585	$—	$—	$709,585

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

Spectrum Advisors Preferred Fund

Assets:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts
	Gross Amount	Offset in the	Net Amounts of
	Presented in the	Statements of	Assets Presented in
	Statements of	Assets &	the Statements of	Financial	Cash Collateral
Description	Assets	Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Futures Contracts	$149,194	$—	$149,194	$—	$—	$149,194
Swaps Contracts - OTC	117,131	—	117,131	(31,060)	—	86,071
Total	$266,325	$—	$266,325	$(31,060)	$—	$235,265

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts
		Offset in the	Net Amounts of
	Gross Amount of	Statements of	Liabilities Presented in
	Recognized	Assets &	the Statements of	Financial	Cash Collateral	Liability Net
Description	Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Amount
Swaps Contracts - OTC	$(31,060)	$—	$(31,060)	$31,060	$—	$—
Total	$(31,060)	$—	$(31,060)	$31,060	$—	$—

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2021:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Unrealized appreciation on swaps
Futures Contracts (Advisors Preferred Fund)	Unrealized appreciation on futures

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2021:

Spectrum Low Volatility Fund

Asset (Liability) Derivatives Investment Value
	Multiple Risks (Equity,	Total as of
Derivative Investment Type	Interest, and Currency)	March 31, 2021
Total Return Swaps	$709,585	$709,585
Total	$709,585	$709,585

Spectrum Advisors Preferred Fund

Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2021
Total Return Swaps	$86,071	$86,071
Futures Contracts *	149,194	149,194
Total	$235,265	$235,265

*	Represents cumulative appreciation (depreciation) on futures contracts as reported in the Portfolios of Investments.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2021:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain from Swaps
Net realized Gain (loss) from Futures
Net change in unrealized appreciation (depreciation) on Swaps
Net change in unrealized depreciation on Futures

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2021:

Spectrum Low Volatility Fund

Realized gain on derivatives recognized in the Statements of Operations
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2021
Swaps	$9,992,142	$2,860	$9,995,002
Futures	(517,754)	—	(517,754)
Total	$9,474,388	$2,860	$9,477,248

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
	Multiple Risks (Credit,	Total for the
	Equity, Interest, and	Six Months Ended
Derivative Investment Type	Currency)	March 31, 2021
Swaps	$1,311,619	$1,311,619
Total	$1,311,619	$1,311,619

Spectrum Advisors Preferred Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2021
Swaps	$1,596,974	$1,596,974
Futures	2,745,905	2,745,905
Total	$4,342,879	$4,342,879

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2021
Swaps	$(153,542)	$(153,542)
Futures	(86,024)	(86,024)
Total	$(239,566)	$(239,566)

The notional value of the derivative instruments outstanding as of March 31, 2021 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year or period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Counterparty Risk: The Funds invest in derivative instruments (the “Product”) issued for the Funds by Credit Suisse Securities (Europe) Limited, Credit Suisse Securities (USA) LLC (“Credit Suisse”) and Barclays Capital, Inc. (“Barclays”). If Credit Suisse or Barclays become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Credit Suisse’s or Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Funds’ financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. These expenses are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

Adviser computed and accrued daily and paid monthly at an annual rate of 2.15% for Spectrum Low Volatility Fund and 1.50% for the Spectrum Advisors Preferred Fund of the average daily net assets. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $3,611,746 and $128,841 for Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund, respectively, in advisory fees for the six months ended March 31, 2021.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of GFS.

The Funds pay Ceros Financial Services Inc. (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the six months ended March 31, 2021, the Funds paid $50,397 and $2,577 for Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund, respectively, which was paid out to brokers and dealers.

During the six months ended March 31, 2021, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund and Spectrum Advisor Preferred Fund paid trade commissions of $50 and $10,581 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Adviser is compensated at a rate of $50,000 per year plus $2,500 per meeting for certain special meetings as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested Trustees of the Trust are also officers or employees of the Adviser and its affiliates. Trustee fees are not borne by the Funds, but by the Adviser.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation
Spectrum Low Volatility Fund	$392,831,631	$12,162,632	$(61,739)	$12,100,893
Spectrum Advisors Preferred Fund	16,727,713	288,425	(8,124)	280,301

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2020 and September 30, 2019 were as follows:

For the year ended September 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$3,981,333	$989,623	$—	$—	$4,970,956
Spectrum Advisors Preferred Fund	83,676	234,581	—	—	318,257

For the year ended September 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Spectrum Low Volatility Fund	$2,246,066	$—	$—	$2,246,066
Spectrum Advisors Preferred Fund	15,961	285,824	92,632	$394,417

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund utilized equalization in the amount of $1,690,411 and $234,581, respectively, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended September 30, 2020. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of September 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Spectrum Low Volatility Fund	$—	$10,637,580	$—	$—	$—	$—	$4,749,292	$15,386,872
Spectrum Advisors Preferred Fund	—	950,194	1,622,110	—	—	—	168,777	2,741,081

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open swap contracts and open Section 1256 contracts.

At September 30, 2020, the Spectrum Advisors Preferred Fund utilized capital loss carryforwards of $274,474.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of equalization credits, resulted in reclassification for the year ended September 30, 2020 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Spectrum Low Volatility Fund	$1,690,411	$(1,690,411)
Spectrum Advisors Preferred Fund	234,507	(234,507)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2021, Charles Schwab & Co., Inc., National Financial Services LLC and TD Ameritrade held approximately 26%, 32% and 29% of the Spectrum Low Volatility Fund and National Financial Services LLC help approximately 92% of the Spectrum Advisors Preferred Fund.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invests a portion of its assets in Fidelity Investments Money Market Funds – Government Portfolio (“Fidelity”) and the Advisors Preferred Fund invests in First American Government Obligations Fund (“First American”). The Funds may redeem its investment at any time if the Adviser or Sub-Adviser determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of Fidelity and First American. The financial statements of Fidelity and First American, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of March 31, 2021, the percentage of the Low Volatility Fund’s net assets invested in Fidelity was 51.27% and Advisors Preferred Fund’s net assets invested in Fidelity and First American was 25.38% and 25.38% respectively.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Spectrum Funds
Expense Example (Unaudited)
March 31, 2021

As a shareholder of Spectrum Funds, you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	10/1/2020	3/31/2021	10/1/2020-3/31/2021
Spectrum Low Volatility Fund	2.42%	$1,000.00	$1,077.10	$12.53
Spectrum Advisors Preferred Fund	1.84%	$1,000.00	$1,289.10	$10.50

	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	10/1/2020	3/31/2021	10/1/2020-3/31/2021
Spectrum Low Volatility Fund	2.42%	$1,000.00	$1,012.86	$12.14
Spectrum Advisors Preferred Fund	1.84%	$1,000.00	$1,015.76	$9.25

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (365).

Spectrum Funds
Supplemental Information (Unaudited)
March 31, 2021

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the six months ended March 31, 2021, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Funds’ investments and they determined that, generally, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
272 Bendix Road Suite 600
Virginia Beach, VA 23452

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

SPECTRUM-SAR21

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 6/1/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 6/1/21

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 6/1/21